Property, Plant & Equipment, Net - Summary of Property, Plant & Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 1,226,596
Balance	1,168,793	$ 1,226,596
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,544,426	952,497
Additions	255,831	603,890
Disposals	(691)
Effects of currency translation	100,291	(11,961)
Balance	1,899,857	1,544,426
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(317,830)	(54,870)
Depreciation	361,229	266,601
Disposals	32,187
Effects of currency translation	19,818	(3,641)
Balance	(731,064)	(317,830)
Lab Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,173,027
Balance	1,154,654	1,173,027
Lab Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,473,661	890,867
Additions	252,544	594,401
Effects of currency translation	90,848	(11,607)
Balance	1,817,053	1,473,661
Lab Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(300,634)	(52,671)
Depreciation	343,255	251,533
Effects of currency translation	18,510	(3,570)
Balance	(662,399)	(300,634)
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	13,917
Balance	14,139	13,917
Computer Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	21,200	11,859
Additions	3,287	9,489
Disposals	(691)
Effects of currency translation	6,387	(148)
Balance	30,183	21,200
Computer Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(7,283)	(2,199)
Depreciation	8,326	5,155
Disposals	265
Effects of currency translation	700	(71)
Balance	(16,044)	(7,283)
Capitalized Software
Disclosure of detailed information about property, plant and equipment [line items]
Balance	39,652
Balance	0	39,652
Capitalized Software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	49,565	49,771
Effects of currency translation	3,056	(206)
Balance	52,621	49,565
Capitalized Software | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(9,913)
Depreciation	9,648	9,913
Disposals	32,452
Effects of currency translation	608
Balance	$ (52,621)	$ (9,913)